TAXATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
TAXATION
Applicable tax rates		25.00%	25.00%	25.00%	25.00%	25.00%
Current income tax for federal and state for US Proton		¥ (2,183)	$ (299)	¥ 404	¥ 196
Withholding tax rate		10	10
Net operating loss carryforwards		¥ 2,164,982						$ 296,601
Unrecognized tax benefits		67,799		63,899	67,172			9,287	$ 8,754
Unrecognized tax benefits, net deferred tax asset related to tax loss carryforwards		32,728		28,712				4,484
Unrecognized tax benefits which affect the annual effective tax rate		36,036		35,421				4,937
Uncertain tax position, impact on taxes		2,473	$ 339	6,121	¥ 7,254
Accrued interest and penalties		¥ 9,433		¥ 9,283				$ 1,292
Property leasing arrangement
TAXATION
Value added tax	13.00%
Technical service
TAXATION
Value added tax		6.00%	6.00%
United States
TAXATION
Applicable tax rates		21.00%	21.00%	21.00%	21.00%	21.00%
Singapore
TAXATION
Income tax profits | $						$ 0	$ 0
Hong Kong
TAXATION
Income tax profits | ¥		¥ 0